Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 5,160,785	R$ 5,307,563	R$ 5,427,676
Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate	20.00%
Intangible assets and goodwill	R$ 126,390	114,701	80,721
Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 618,489	722,652	823,183
Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate	5.00%
Intangible assets and goodwill	R$ 465,820	493,129	518,615
Trade Agreement
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 169,303	194,065	218,827
Platform content production [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 49,316	56,101	48,370
Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 6,198	6,207	7,281
In progress [member]
Intangible Assets and Goodwill
Weighted average amortization rate	0.00%
Intangible assets and goodwill	R$ 11,406	6,845	18,958
Goodwill [member]
Intangible Assets and Goodwill
Weighted average amortization rate	0.00%
Intangible assets and goodwill	R$ 3,713,863	3,713,863	R$ 3,711,721
Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	6,409,652	6,321,387
Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	380,073	336,687
Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	1,199,563	1,198,455
Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	633,154	633,154
Cost [member] | Trade Agreement
Intangible Assets and Goodwill
Intangible assets and goodwill	243,114	243,114
Cost [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	217,331	178,033
Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	11,148	11,236
Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	11,406	6,845
Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	3,713,863	3,713,863
Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(1,248,867)	(1,013,824)
Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(253,683)	(221,986)
Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(581,074)	(475,803)
Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(167,334)	(140,025)
Accumulated amortization [member] | Trade Agreement
Intangible Assets and Goodwill
Intangible assets and goodwill	(73,811)	(49,049)
Accumulated amortization [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(168,015)	(121,932)
Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(4,950)	(5,029)
Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	0	0
Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 0	R$ 0